FAIR VALUE MEASUREMENT - Listed equity securities (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
FAIR VALUE MEASUREMENT
Amount of shares received			¥ 91,370	$ 14,003,000
Unrealized gains	$ 4,744,000	$ 1,048,000
Amount of shares carried at fair value	$ 20,195			$ 15,056